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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05597

Invesco Municipal Income Opportunities Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)            (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/17

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	MS-CE-MIOPP-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–118.48%(a)

Alabama–2.68%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$1,000	$1,108,450
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (b)	5.00%	01/01/2042	2,250	2,577,758
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	925	888,185
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (c)(d)	6.60%	10/01/2042	1,300	1,060,176
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.75%	10/01/2046	1,700	1,372,716
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (d)	7.90%	10/01/2050	1,000	798,040
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	1,500	1,874,655
				9,679,980

American Samoa–0.20%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	732,998

Arizona–2.18%

Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/2032	1,000	1,060,820
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/2047	600	653,244
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.75%	07/01/2044	750	858,473
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	1,000	1,067,410
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/2038	1,000	1,039,170
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	1,000	856,700
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	1,330	1,241,608
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/2043	1,000	1,075,250
				7,852,675

California–15.64%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,076,510
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (f)(g)	7.63%	01/01/2020	1,000	1,169,650
Bakersfield (City of); Series 2007 A, Wastewater RB (b)(f)(g)	5.00%	09/15/2017	960	971,760
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (b)	5.00%	04/01/2056	2,250	2,597,490
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (b)	5.25%	04/01/2040	500	682,960
Series 2012 U-2, Ref. RB (b)	5.00%	10/01/2032	3,000	3,870,300
Series 2014 U-6, RB (b)	5.00%	05/01/2045	3,000	4,066,470
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/2049	1,250	1,382,337
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/2028	740	759,810
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	1,000	1,071,660
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(h)	5.00%	07/01/2037	1,000	1,071,430
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (e)(h)	7.00%	12/01/2027	750	735,630
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	695	722,029

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/2031	$1,000	$1,168,410
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $755,000) (e)	6.75%	06/01/2045	755	765,404
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	750	753,000
Series 2006 A, Tobacco Settlement CAB Turbo RB (i)	0.00%	06/01/2046	10,000	1,468,300
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	1,000	999,980
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	935	944,098
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(i)	0.00%	08/01/2046	10,000	2,069,600
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	1,000	1,201,760
Golden State Tobacco Securitization Corp.; Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	2,355	2,372,427
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	980	984,802
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,500	2,499,875
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB (i)	0.00%	06/01/2047	10,000	1,410,700
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (i)	0.00%	06/01/2036	10,000	2,698,200
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	1,000	1,204,130
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.55%	07/01/2028	385	385,350
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/2039	8,000	3,407,440
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB (f)(g)	6.25%	10/01/2018	1,000	1,072,890
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	1,000	1,135,170
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB (f)(g)	6.00%	09/01/2017	1,000	1,012,920
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,000	1,177,050
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB (f)(g)	7.00%	02/01/2021	1,400	1,700,972
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (i)	0.00%	08/01/2037	5,000	1,739,100
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (i)	0.00%	06/01/2036	2,000	696,960
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (i)	0.00%	12/01/2044	18,085	555,571
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	1,000	1,000,020
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/2033	1,500	1,819,500
				56,421,665

Colorado–5.77%

Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	750	743,115
Broomfield (City and County of) Midcities Metropolitan District No. 2; Series 2016 B, Ref. Sub. Special Limited Tax GO Bonds	7.75%	12/15/2046	1,945	1,835,749
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	1,000	1,001,640
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/2035	3,000	3,493,620
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (e)	6.25%	12/01/2050	1,000	1,062,230
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB (f)(g)	6.25%	11/15/2020	1,000	1,173,120
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	1,000	1,107,480

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (f)(g)	7.00%	12/01/2017	$1,030	$1,061,261
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	500	535,825
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, Sub. Special RB	7.75%	12/15/2047	700	710,164
Leyden Rock Metropolitan District No. 10; Series 2016 B, Sub. Limited Tax GO Bonds	7.25%	12/15/2045	500	466,290
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,000	1,003,720
North Range Metropolitan District No. 2 Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	1,000	1,012,360
Solaris Metropolitan District No.3 Series 2016 B, Ref. Sub. Limited Tax GO Bonds	7.00%	12/15/2046	1,000	950,630
Tallyns Reach Metropolitan District No. 3; Series 2016 A, Sub. Limited Tax GO Bonds	6.75%	11/01/2038	1,220	1,220,390
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	3,000	3,429,840
				20,807,434

Connecticut–0.39%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $2,955,000) (e)(j)	5.13%	10/01/2036	2,955	886,589
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.75%	01/01/2043	500	519,090
				1,405,679

District of Columbia–1.67%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,113,040
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/2025	1,335	1,462,920
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2038	3,000	3,433,320
				6,009,280

Florida–6.77%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	350	351,389
Series 2007, IDR	5.88%	11/15/2036	2,000	2,008,920
Series 2007, IDR	5.88%	11/15/2042	1,000	1,008,160
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	972,720
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,158,610
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB (e)	7.00%	12/01/2045	1,000	1,009,610
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	8.25%	05/15/2049	1,200	1,387,884
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (f)(g)	7.25%	10/01/2021	1,000	1,251,320
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	1,000	1,073,910
Series 2015, Educational Facilities RB (e)	6.13%	06/15/2046	1,000	1,026,480
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,057,940
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,220,652
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (i)	0.00%	10/01/2042	7,900	2,658,903
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/2032	1,000	1,003,860
Series 2007, First Mortgage RB	5.50%	07/01/2038	500	501,930
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (b)(f)(g)	5.00%	05/01/2024	3,000	3,682,980
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	896,070
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB (e)	10.00%	12/28/2021	1,000	999,910
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (f)(g)	6.00%	08/01/2020	1,000	1,151,330
				24,422,578

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–1.72%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	$1,000	$1,102,190
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (f)(g)	7.38%	01/01/2019	1,000	1,101,560
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	2,490	2,905,357
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/2040	1,000	1,093,430
				6,202,537

Hawaii–0.60%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB (f)(g)	8.75%	11/15/2019	940	1,098,879
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	1,000	1,082,700
				2,181,579

Idaho–0.49%

Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,083,170
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	695	700,289
				1,783,459

Illinois–12.74%

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	1,750	1,750,035
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,650	1,633,649
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.75%	12/01/2032	1,869	1,869,336
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2044	3,000	3,346,950
Series 2016 C, Unlimited Tax GO Green Bonds (b)	5.00%	12/01/2045	2,250	2,540,183
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (b)	5.25%	12/01/2049	3,000	3,345,960
Chicago (City of); Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	1,250	1,262,275
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	1,030	1,082,149
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,500	1,567,710
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	1,000	1,031,460
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	1,000	1,117,150
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/2038	1,445	1,447,413
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB (j)	8.00%	02/15/2030	1,150	758,655
Series 2010 A, RB (j)	8.25%	02/15/2046	775	511,268
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (e)	6.00%	12/01/2045	1,000	1,016,260
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/2028	500	500,470
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,501,230
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,049,520
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	150	17,190
Series 2016 A, RB	6.24%	05/15/2038	140	136,406
Series 2016 A, RB	6.33%	05/15/2048	500	485,790
Series 2016 A, RB	6.44%	05/15/2055	850	820,131
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	1,000	1,096,540
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,062,330
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	500	525,160
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	775	777,472
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/2031	455	499,781
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	500	551,605

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	$3,000	$3,363,600
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	839,116
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)(f)(g)	5.50%	01/01/2018	3,000	3,082,230
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	900	950,085
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/2041	1,000	1,101,520
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	835	837,739
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,049,760
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	1,385	1,423,655
				45,951,783

Indiana–1.99%

Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB (e)	6.88%	01/15/2052	250	259,335
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/2047	515	563,745
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2039	1,000	1,078,790
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (b)	5.00%	12/01/2040	2,250	2,569,680
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	500	480,995
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	7.00%	01/01/2044	1,000	1,206,460
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)(f)(g)	5.80%	09/01/2017	1,000	1,012,280
				7,171,285

Iowa–3.36%

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB (k)	7.25%	06/01/2035	1,000	1,109,520
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,000	1,011,540
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	3,000	3,108,480
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	750	750,997
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	700	700,049
Series 2005 C, Asset-Backed RB	5.38%	06/01/2038	1,125	1,125,090
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,000	1,000,100
Series 2005 D, Asset-Backed CAB RB (i)	0.00%	06/01/2046	8,400	1,268,820
Series 2005 E, Asset-Backed CAB RB (i)	0.00%	06/01/2046	10,000	1,016,800
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN (f)(g)	5.60%	09/01/2017	1,000	1,012,020
				12,103,416

Kansas–0.60%

Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	1,000	1,099,200
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	1,000	1,078,880
				2,178,080

Kentucky–0.82%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB (f)(g)	7.38%	05/15/2021	1,000	1,238,640
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (d)	6.88%	07/01/2046	2,000	1,731,660
				2,970,300

Louisiana–1.56%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	750	849,772
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	787,605

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/2034	$1,000	$1,060,830
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Solid Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $1,000,000) (e)(h)	7.75%	07/01/2039	1,000	370,900
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB (b)(h)	5.00%	01/01/2048	2,250	2,546,190
				5,615,297

Maine–0.30%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,098,460

Maryland–0.87%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	1,000	1,028,860
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	1,000	1,102,500
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	1,000	1,009,660
				3,141,020

Massachusetts–1.59%

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	800	800,816
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	505	685,997
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/2041	1,000	1,150,150
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/2030	960	1,273,536
University of Massachusetts Building Authority; Sr. Series 2017 1, RB (b)	5.25%	11/01/2047	1,500	1,826,985
				5,737,484

Michigan–1.02%

Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	635	642,893
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	1,200	1,176,768
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/2039	1,000	1,115,310
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	1,000	734,510
				3,669,481

Minnesota–2.88%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB (f)(g)	7.00%	11/01/2019	1,000	1,148,390
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	1,000	1,058,550
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (f)(g)	6.75%	11/15/2018	1,500	1,626,255
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB (f)(g)	6.13%	10/01/2017	1,500	1,526,415
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	1,000	1,117,550
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	1,000	1,076,700
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/2025	1,000	1,047,940
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/2047	1,000	1,056,960
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	700	726,656
				10,385,416

Mississippi–0.17%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	620	626,088

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–1.74%

Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2027	$750	$375,007
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB (f)(g)	6.38%	05/01/2018	1,000	1,049,770
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB (f)(g)	6.75%	10/01/2018	1,000	1,076,510
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB (f)(g)	8.25%	05/15/2020	1,000	1,204,680
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	1,000	1,028,960
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (f)(g)	6.38%	12/01/2017	1,500	1,542,150
				6,277,077

Nebraska–0.29%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	1,000	1,060,760

Nevada–0.36%

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (f)(g)	8.00%	06/15/2019	700	798,112
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB (f)(g)	6.50%	09/01/2018	460	484,454
				1,282,566

New Hampshire–0.58%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	930	970,994
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,128,280
				2,099,274

New Jersey–2.92%

Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,065,200
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (h)	5.25%	09/15/2029	1,000	1,091,760
Series 2012, Special Facility RB (h)	5.75%	09/15/2027	1,000	1,102,140
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB	6.30%	10/01/2049	1,200	1,217,172
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (f)(g)	6.63%	07/01/2018	1,000	1,062,080
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	1,000	1,002,550
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,500	1,497,570
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	2,500	2,498,950
				10,537,422

New Mexico–0.29%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	1,000	1,053,020

New York–12.38%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (i)	0.00%	07/15/2035	1,475	713,856
Series 2009, PILOT CAB RB (i)	0.00%	07/15/2046	10,000	2,859,900
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,250	2,636,730
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,125	1,137,442
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	500	503,850
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	405	67,605

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(h)	5.00%	10/15/2027	$1,700	$1,913,146
One Hundred Sixty-Ninth Series 2011, Consolidated RB (b)(h)	5.00%	10/15/2028	1,300	1,456,377
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (f)(g)	5.25%	11/01/2017	1,200	1,222,380
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/2039	500	501,205
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (b)	5.00%	06/15/2047	3,000	3,415,620
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (b)	5.00%	05/01/2042	2,400	2,737,968
Subseries 2012 F-1, Future Tax Sec. RB (b)	5.00%	05/01/2039	6,000	6,826,740
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/2038	2,250	2,641,703
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (b)	5.00%	03/15/2045	3,000	3,487,500
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2041	3,000	3,429,270
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. Liberty RB (e)	7.25%	11/15/2044	1,000	1,197,370
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,000	1,089,610
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (b)(h)	5.00%	07/01/2046	1,750	1,913,380
Triborough Bridge & Tunnel Authority; Series 2017 A, General RB (b)	5.00%	11/15/2047	4,170	4,918,515
				44,670,167

North Carolina–0.54%

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	750	835,583
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2041	1,000	1,107,080
				1,942,663

North Dakota–0.28%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	1,000	1,011,510

Ohio–5.28%

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	1,000	991,050
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	2,000	1,977,760
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	2,000	2,005,180
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	1,000	1,010,150
Series 2007 B, First Sub. Asset-Backed CAB RB (i)	0.00%	06/01/2047	35,515	2,579,454
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB (f)(g)	6.00%	11/01/2017	1,500	1,531,875
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.75%	01/01/2044	1,000	1,065,080
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,000	2,002,520
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	600	599,100
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	980	1,135,889
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	1,000	1,076,390
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,052,590
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,000	985,790
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (e)	6.38%	01/15/2051	1,000	1,025,560
				19,038,388

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–1.18%

Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	$1,000	$1,048,800
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	1,000	1,009,910
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	7.00%	11/01/2051	1,000	1,012,000
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB (f)(g)	7.25%	05/01/2020	1,000	1,173,830
				4,244,540

Pennsylvania–5.11%

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	920	992,110
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/2023	835	818,793
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2036	915	937,289
Series 2016 A, Ref. Hospital RB	6.00%	06/01/2051	715	729,086
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	965	1,008,907
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/2036	1,380	1,341,374
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,034,620
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	1,000	1,130,250
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (b)	5.00%	06/15/2034	3,000	3,390,330
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (h)	6.00%	06/01/2031	1,000	1,000,020
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (b)	5.00%	06/15/2021	3,000	3,248,220
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	874,222
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (e)	6.75%	06/15/2043	1,000	1,057,250
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	875	875,166
				18,437,637

Puerto Rico–1.27%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (i)	0.00%	05/15/2050	20,000	2,424,000
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (c)(i)	0.00%	08/01/2044	10,000	2,143,700
				4,567,700

South Carolina–0.31%

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2042	1,087	1,065,676
Series 2012, Ref. Sub. CAB RB (i)	0.00%	11/15/2047	424	56,617
				1,122,293

Tennessee–0.87%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	1,000	1,037,000
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	1,000	1,042,810
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (f)(g)	9.25%	04/01/2019	930	1,068,784
				3,148,594

Texas–8.90%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	800	809,456

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (e)	5.75%	01/01/2034	$1,100	$1,101,067
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	1,000	1,107,130
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB (f)(g)	6.75%	01/01/2021	1,000	1,196,020
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB (f)(g)	6.25%	12/01/2020	1,000	1,173,770
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (j)	7.75%	11/15/2044	1,000	10
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (h)	6.63%	07/15/2038	1,000	1,116,300
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB (f)(g)	6.88%	05/15/2021	1,000	1,220,890
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (f)(g)	6.25%	08/15/2019	1,000	1,112,770
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	750	784,860
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB (e)(h)	6.50%	12/01/2033	1,000	966,770
Mission Economic Development Corp. (Natgasoline); Series 2016 B, Sr. Lien RB (e)(h)	5.75%	10/01/2031	1,000	1,049,740
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.50%	11/15/2052	1,500	1,412,250
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (b)(f)(g)	5.75%	01/01/2018	3,000	3,086,220
Series 2011 B, Special Project System CAB RB (i)	0.00%	09/01/2037	7,000	2,766,120
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (e)(g)(h)	7.25%	02/13/2020	1,000	1,040,060
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (j)	6.15%	11/15/2049	1,000	0
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	6.00%	09/15/2046	750	733,530
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (h)	8.00%	07/01/2038	990	433,947
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,000	1,020,230
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2052	1,000	1,037,230
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.63%	11/15/2041	485	408,161
Series 2017 A, Retirement Facility RB	4.88%	11/15/2048	1,000	845,750
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	860	913,595
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	1,000	1,136,350
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,000	1,127,550
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	6.75%	06/30/2043	1,000	1,164,180
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB (f)(g)	7.13%	02/15/2020	1,000	1,161,100
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB (f)(g)	7.00%	11/01/2020	805	961,226
Series 2010, RB	7.00%	11/01/2030	195	222,072
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB (f)(g)	5.00%	07/01/2017	1,000	1,003,490
				32,111,844

Utah–1.26%

Salt Lake City (City of); Series 2017 A, Airport RB (b)(h)	5.00%	07/01/2042	3,000	3,484,650
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,069,060
				4,553,710

Virginia–0.83%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,000	1,007,590

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/2037	$1,000	$1,003,280
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	1,000	991,420
				3,002,290

Washington–2.41%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	1,000	1,074,710
King (County of) Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	994,070
King (County of); Series 2011 B, Ref. Sewer RB (b)(f)(g)	5.00%	01/01/2021	3,000	3,412,230
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (f)(g)	7.00%	07/01/2019	1,000	1,124,280
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (f)(g)	7.38%	03/01/2019	1,200	1,333,332
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB (e)	7.00%	07/01/2050	740	742,790
				8,681,412

West Virginia–0.80%

Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	1,000	1,121,070
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (e)(h)	7.25%	02/01/2036	750	728,797
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/2038	1,000	1,024,870
				2,874,737

Wisconsin–4.87%

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (f)(g)	6.38%	02/15/2019	1,500	1,638,270
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB (f)(g)	7.63%	09/15/2019	1,000	1,149,510
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2012, RB	5.88%	08/01/2042	1,000	1,019,220
Series 2013, RB	7.00%	08/01/2043	1,025	1,079,356
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB (e)	6.85%	11/01/2046	1,000	1,006,740
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	1,000	1,191,290
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	3,000	3,389,580
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB (h)	7.25%	06/01/2035	1,500	1,507,035
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB (e)	5.00%	06/15/2046	1,000	941,670
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	690,756
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/2042	500	534,735
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (b)	5.00%	11/15/2039	3,000	3,435,150
				17,583,312
TOTAL INVESTMENTS(l)–118.48% (Cost $396,760,437)				427,448,890
FLOATING RATE NOTE OBLIGATIONS–(18.84)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 and contractual maturities of collateral ranging from 06/15/2021 to 04/01/2056 (See Note 1D) (m)				(67,975,000)
OTHER ASSETS LESS LIABILITIES–0.36%				1,303,214
NET ASSETS–100.00%				$360,777,104

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

Investment Abbreviations:

AGM	— Assured Guaranty Municipal Corp.	PCR	—Pollution Control Revenue Bonds
AMBAC	— American Municipal Bond Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
CAB	— Capital Appreciation Bonds	RAC	—Revenue Anticipation Certificates
Conv.	— Convertible	RB	—Revenue Bonds
COP	— Certificates of Participation	Ref.	—Refunding
GO	— General Obligation	RN	—Revenue Notes
IDR	— Industrial Development Revenue Bonds	Sec.	—Secured
INS	— Insurer	Sr.	—Senior
Jr.	— Junior	Sub.	—Subordinated
MFH	— Multi-Family Housing	Wts.	—Warrants
NATL	— National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $26,990,809, which represented 7.48% of the Trust’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2017 was $2,156,522, which represented less than 1% of the Trust’s Net Assets.
(k)	Security subject to crossover refunding.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $115,817,340 are held by TOB Trusts and serve as collateral for the $67,975,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$427,448,890	$0	$427,448,890

Invesco Municipal Income Opportunities Trust

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $18,416,263 and $12,586,860, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,115,001
Aggregate unrealized (depreciation) of investment securities	(8,510,490)
Net unrealized appreciation of investment securities	$31,604,511
Cost of investments for tax purposes is $395,844,379.

Invesco Municipal Income Opportunities Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.